ACQUISITIONS	12 Months Ended
Dec. 31, 2016
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

(i) During the years ended December 31, 2014, 2015 and 2016, the Group acquired one individual hotel, one hotel chain and two individual hotels, and two individual hotels for total cash consideration of RMB12,975, RMB127,226 and RMB3,000, respectively. The individual hotels were in the form of leased hotel and the hotel chain acquired contained 13 leased hotels and several manachised and franchised hotels. The business acquisitions were accounted for under purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2014	2015	2016	Amortization Period
Current assets	25	3,382	5,330
Property and equipment	10,477	74,222	28,412	5-10 years
Favorable leases	3,330	41,283	5,004	remaining lease terms
Deferred tax assets	—	515	—
Franchise agreements	—	3,300	—	remaining contracts terms
Goodwill	—	46,135	—
Other noncurrent assets	—	663	—
Current liabilities	—	(22,864)	(34,495)
Deferred tax liabilities	(832)	(11,146)	(1,251)
Noncontrolling interest	(25)	(8,264)	—

Total	12,975	127,226	3,000

(ii) In January 2016, the Group completed the transaction of strategic alliance with AccorHotels (“Accor”). Pursuant to the master purchase agreement, the Group acquired 100% equity interest of certain wholly-owned subsidiaries of Accor engaged in the business of owning, leasing franchising, operating and managing hotels under Accor brands in the midscale and economy market in the PRC, Taiwan and Mongolia, as well as a non-controlling stake of 28.16% for Accor Luxury and Upscale hotel operating platform, held by AAPC Hotel Management Limited (“AAPC LUB”) in Greater China. The total consideration consists of consideration amounted to RMB1,143,521 , which was measured at the market price of the 24,895,543 ordinary shares on the issuance date and cash consideration of RMB120,439.

The net revenue and net income of the acquirees included in the consolidated statements of operations for the year ended December 31, 2016 were RMB152,595, and RMB64,047, respectively.

The following table summarizes unaudited pro forma results of operation for the year ended December 31, 2015 and 2016 assuming that the acquisition occurred as of January 1, 2015. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2015.

	Year Ended December 31,
	2015	2016
Pro forma net revenue	5,955,538	6,548,083
Pro forma net income	478,770	806,921

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2016	Amortization Period
Current assets	207,396
Property and equipment	311,045	5-30 years
Favorable leases	3,009	remaining lease terms
Master brand agreement	192,000
Land use rights	149,668	remaining contracts terms
Long-term investments	417,604
Goodwill	63,160
Other noncurrent assets	1,664
Current liabilities	(38,634)
Deferred tax liabilities	(42,952)

Total	1,263,960

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes. Goodwill is allocated to one single reporting unit.